THE NEEDHAM FUNDS, INC.
445 PARK AVENUE
NEW YORK, NEW YORK 10022

SUPPLEMENT DATED MAY 31, 2012 TO THE PROSPECTUS DATED MAY 1, 2012

Effective immediately, the first paragraph in the Prospectus under the section entitled “Portfolio Holdings” is replaced in its entirety as follows:

The Funds generally make their complete portfolio holdings available on their Web site, after a 10-day lag following the end of the most recent calendar quarter, at www.needhamfunds.com under Needham Funds Quarterly Updates.  The ten largest equity holdings of each Fund also include the percentage of that Fund’s total investments that each holding represents.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

THE NEEDHAM FUNDS, INC.
445 PARK AVENUE
NEW YORK, NEW YORK 10022

SUPPLEMENT DATED MAY 31, 2012 TO THE STATEMENT OF ADDITIONAL
INFORMATION DATED MAY 1, 2012

Effective immediately, the first paragraph in the Statement of Additional Information under the section entitled “Portfolio Holdings” is replaced in its entirety as follows:

The Funds generally make their complete portfolio holdings available on their Web site, after a 10-day lag following the end of the most recent calendar quarter, at www.needhamfunds.com under Needham Funds Quarterly Updates.  The ten largest equity holdings of each Fund also include the percentage of that Fund’s total investments that each holding represents.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.